PEAK TrENDS TRUST





Annual Report
December 31, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

Peak TrENDS Trust
Summary Information


Each of the Trust Enhanced Dividend Securities ("TrENDS") of the Peak TrENDS Trust represents the right to receive an annual distribution of $1.418, and will be exchanged on May 15, 2001 for between 0.8696 and 1.0 ordinary share, $0.01 par value per share ("Common Stock") of Peak International Limited (the "Company"). The annual distribution of $1.418 per TrENDS is payable quarterly on each February 15, May 15, August 15 and November 15, commencing August 15, 1998 and ending May 15, 2001. The TrENDS are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through May 15, 2001, and a forward purchase contract for Common Stock of the Company (the "Contract") with Luckygold 18A Limited, a company incorporated in the British Virgin Islands, which is a shareholder of the Company (the "Seller"). Mr. T. L. Li, the sole shareholder of the Seller has guaranteed the delivery of the shares of Common Stock covered by the Contract and the maintenance of collateral for the Seller's obligations under the Contract. The trustees of the Trust do not have the power to vary the investments held by the Trust.

The Trust's investment objective is to provide each holder of TrENDS with a quarterly distribution of $0.354 per TrENDS and, on May 15, 2001 (the "Exchange Date"), a number of shares of Common Stock per TrENDS computed as follows: (1) if the average daily closing or last sale price of the Common Stock in the Nasdaq National Market for the 20 trading days immediately preceding the Exchange Date (the "Reference Market Price") is less than $18.1125 but equal to or greater than $15.75, the holder will be entitled to receive a number of shares of Common Stock per TrENDS the value of which, when multiplied by the Reference Market Price, is equal to $15.75; (2) if the Reference Market Price per TrENDS on the Exchange Date is equal to or greater than $18.1125, the holder will be entitled to receive 0.8696 shares of Common Stock per TrENDS; and (3) if the Reference Market Price per TrENDS on the Exchange Date is less than $15.75, the holder will be entitled to receive 1.0 share of Common Stock per TrENDS. The exchange ratios are subject in each case to adjustment upon the occurrence of certain events. Holders will receive a cash adjustment in lieu of any fractional share of Common Stock distributable in respect of their aggregate holdings of TrENDS. Under the Contract, instead of delivering shares of Common Stock, the Seller may elect, not later than 20 trading days prior to the Exchange Date, to pay cash in an amount per TrENDS equal to the Reference Market Price multiplied by the number of shares of Common Stock determined under the above formula. If the Seller should make that election, holders of TrENDS will receive cash instead of shares of Common Stock on the Exchange Date.

PEAK TrENDS TRUST

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                          Page

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 1998:

     Statement of Net Assets                                                2
     Schedule of Investments                                                3
     Statement of Operations                                                4
     Statement of Changes in Net Assets                                     5
     Notes to Financial Statements                                         6-8
     Financial Highlights                                                   9

Deloitte &
  Touche
----------               -------------------------------------------------------
                         Deloitte & Touche LLP         Telephone: (212) 436-2000
                         Two World Financial Center    Facsimile: (212) 436-5000
                         New York, New York 10281-1414

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders,
PEAK TrENDS TRUST:

We have audited the accompanying statement of net assets, including the schedule of investments, of PEAK TrENDS TRUST as of December 31, 1998, the related statements of operations, changes in net assets, and the financial highlights for the period June 3, 1998 (commencement of operations) to December 31, 1998. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of PEAK TrENDS TRUST as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period June 3, 1998 to December 31, 1998 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP

July 8, 1999




---------------
Deloitte Touche
Tohmatsu
---------------

PEAK TrENDS TRUST

STATEMENT OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------------------

ASSETS

INVESTMENT, AT VALUE (amortized cost $77,757,788)
  (Notes 2, 4 and 8)                                                            $ 51,040,919
                                                                                ------------

        Total assets                                                              51,040,919

LIABILITIES:
  Accounts payable                                                                       300
                                                                                ------------

NET ASSETS                                                                      $ 51,040,619
                                                                                ============


COMPOSITION OF NET ASSETS

TRUST ENHANCED DIVIDEND SECURITIES ("TrENDS") - No
  par value - 5,300,000 shares issued and outstanding (Note 9)                  $ 77,216,398

NET UNREALIZED DEPRECIATION OF INVESTMENTS                                       (26,716,869)

UNDISTRIBUTED NET INVESTMENT INCOME                                                  541,090
                                                                                ------------

NET ASSETS                                                                      $ 51,040,619
                                                                                ============

NET ASSET VALUE PER TrENDS                                                      $       9.63
                                                                                ============

See notes to financial statements.


PEAK TrENDS TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31,1998
-----------------------------------------------------------------------------------------------------------------


                                                                 Maturity            Market             Amortized
Securities Description                         Par Value           Date              Value                Cost
----------------------                         ---------           ----              -----                ----

UNITED STATES GOVERNMENT SECURITIES:
United States Treasury Strips                $ 1,878,000         02/15/99        $  1,867,971        $  1,865,383
United States Treasury Strips                  1,879,000         05/15/99           1,847,771           1,841,716
United States Treasury Strips                  1,878,000         08/15/99           1,826,055           1,815,711
United States Treasury Strips                  1,878,000         11/15/99           1,804,589           1,791,388
United States Treasury Strips                  1,878,000         02/15/00           1,784,044           1,766,857
United States Treasury Strips                  1,878,000         05/15/00           1,765,095           1,743,370
United States Treasury Strips                  1,879,000         08/15/00           1,746,023           1,720,528
United States Treasury Strips                  1,878,000         11/15/00           1,725,525           1,696,633
United States Treasury Strips                  1,878,000         02/15/01           1,705,130           1,673,178
United States Treasury Strips                  1,878,000         05/15/01           1,684,716           1,650,562
                                            ------------                         ------------        ------------
                                            $ 18,782,000                           17,756,919          17,565,326
                                            ============

FORWARD PURCHASE
  CONTRACT:
  Peak International Limited:
     Common Stock
     Forward Purchase Agreement                                                     33,284,000         60,192,462
                                                                                 -------------       ------------

TOTAL                                                                            $  51,040,919       $ 77,757,788
                                                                                 =============       ============

See notes to financial statements.


PEAK TrENDS TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 3,1998 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31,1998
-------------------------------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                                 $      601,132

EXPENSES:
  Administrative fees and expenses                                                       $ 22,124
  Legal fees                                                                                2,950
  Accounting fees                                                                          11,800
  Printing and mailing expense                                                              8,456
  Trustees' fees (Note 5)                                                                   7,080
  Other expense                                                                             2,950
                                                                                         --------

        Total fees and expenses                                                            55,360

EXPENSE REIMBURSEMENT (Note 7)                                                            (55,360)
                                                                                         --------

Total expenses - net                                                                                            --
                                                                                                      -------------

Net investment income                                                                                       601,132

Net change in unrealized depreciation of
investments                                                                                             (26,716,869)
                                                                                                      -------------

Net decrease in net assets resulting from
operations                                                                                            $ (26,115,737)
                                                                                                      =============


See notes to financial statements.


PEAK TrENDS TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 3,1998 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31,1998
------------------------------------------------------------------------------------------------------------------


OPERATIONS:
  Net investment income                                                                               $    601,132
  Unrealized depreciation of investments                                                               (26,716,869)
                                                                                                      ------------

        Net decrease in net assets from operations                                                     (26,115,737
                                                                                                      ------------


DISTRIBUTIONS:
  Net investment income                                                                                    (60,042)
  Return of capital                                                                                     (3,321,358)
                                                                                                       -----------

        Net decrease in net assets from distributions                                                   (3,381,400)
                                                                                                       -----------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
  Gross proceeds from the sale of 5,299,994 TrENDS                                                       83,474,906
    Less selling commissions                                                                             (2,504,250)
    Offering expenses                                                                                      (433,000)
                                                                                                       ------------

        Net increase in net assets from capital
          share transactions                                                                             80,537,656
                                                                                                       ------------

TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                                              51,040,519

NET ASSETS, BEGINNING OF PERIOD                                                                                 100
                                                                                                       ------------

NET ASSETS, END OF PERIOD                                                                              $ 51,040,619
                                                                                                       ============


See notes to financial statements.

PEAK TrENDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Peak TrENDS Trust ("Trust") was established on March 24, 1998 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In June 1998, the Trust sold Trust Enhanced Dividend Securities ("TrENDS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for common stock of Peak International Limited ("PEAK"), a Bermuda corporation, from a shareholder of PEAK (the "Seller"). The stock is deliverable pursuant to the contract on May 15, 2001 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust. which arc in conformity with generally accepted accounting principles.

     Valuation of Investments - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis using. the effective interest method. The forward purchase contract is valued at a bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

     Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     TrENDS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1,418 per annum or $3.54 per quarter (except for the first distribution on August 15, 1998 which was $.284.) Distributions are payable quarterly and commence on August 15, 1998.

4.   PURCHASES AND SALES OF INVESTMENT

     Purchases of U.S. Treasury Strips for the period ended December 31, 1998 totaled $20,345,194. There was no sale of such investments during the period. Purchase of the forward purchase contract during the period totaled $60,192,462.

5.   TRUSTEE FEES

     Each of the three Trustees were paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 3 1, 1998, the Trust had expensed $7,080 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1998 net unrealized depreciation of investments based on amortized cost for Federal income tax purposes, aggregated $26,716,869 which consists of gross unrealized appreciation of $191,593 and gross unrealized depreciation of $26,908,462. The amortized cost of investment securities for Federal income tax purposes was $77,757,788 at December 31, 1998.

7.   EXPENSES

     The estimated expenses to be incurred by the Trust in connection with the offering of the TrENDS and its ongoing operations is $734,500. Of this amount, $453,000 represents offering expenses ($433,000) and organizational expenses ($20,000) incurred by the Trust. The organizational expenses are being paid directly by the sponsor of the Trust and the offering expenses are being paid directly by the Seller. The remaining amount of $281,500 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the Seller.

     Cash received by the Administrator from the sponsor of the Trust of $281,500 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $45,293 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.   FORWARD PURCHASE CONTRACT

     On June 3, 1998, the Trust entered into a forward purchase contract with a shareholder of PEAK (the "Seller") and paid to the Seller $60,192,462 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of common stock on May 15, 2001 (the "Exchange Date") so as to permit the holders of the TrENDS to exchange on the Exchange Date each of their TrENDS for between .8696 and 1.00 common stock. See the Trust's original prospectus dated May 29, 1998 for the formula upon which such exchange will be determined.

     The forward purchase contract held by the Trust at December 31, 1998 is as follows:


                                           Exchange         Cost of           Contract         Unrealized
                                             Date           Contract           Value          Depreciation
                                             ----           --------           -----          ------------

Peak International Limited:
  Common Stock
  Forward Purchase Agreement               05/15/01       $60,192,462        $33,284,000      $26,908,462
                                                          -----------        -----------      -----------

                                                          $60,192,462        $33,284,000      $26,908,462
                                                          ===========        ===========      ===========

     The Seller's obligations under the forward purchase contract are collateralized by PEAK common stock which are being held in the custody of the Trust's custodian, The Bank of New York. At December 3 1, 1998, the custodian held 5,300,000 shares with an aggregate value of $44,387,500.

9.   CAPITAL SHARE TRANSACTIONS

     On May 21, 1998 one TrENDS was sold to the underwriters of the TrENDS for $100. As a result of a stock split effected immediately prior to the public offering of the TrENDS, this TrENDS was converted into 6 TrENDS. During the offering period, the Trust sold 5,299,994 TrENDS to the public and received net proceeds of $80,537,656 ($83,474,906 less sales commission of $2,504,250 and offering expenses of $433,000). As of December 31, 1998, there were 5,300,000 TrENDS issued and outstanding with an aggregate cost, net of sales commission and offering expenses of $77,216,398.

                                      * * * * * *

PEAK TrENDS TRUST

FINANCIAL HIGHLIGHTS FOR THE PERIOD JUNE 3,1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,1998
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance. on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

                                                                                               June 3,
                                                                                                1998
                                                                                            (Commencement
                                                                                          of Operations) to
                                                                                             December 31,
                                                                                                1998
                                                                                                ----
Per share operating performance for a TrENDS
outstanding throughout the period:
Investment income                                                                                0.11
Expenses - prior to reimbursement                                                                0.00   *
Expenses - after reimbursement                                                                   0.00
                                                                                             --------

Investment income - net                                                                          0.11
Adjustments to capital (sales commissions)                                                      (0.47)
Adjustments to capital (offering expenses)                                                      (0.08)
Distribution of income                                                                          (0.01)
Return of capital                                                                               (0.63)
Unrealized loss on investments                                                                  (5.04)
                                                                                             --------

Net decrease in net asset value                                                                 (6.12)

Beginning net asset value                                                                       15.75
                                                                                             --------

Ending net asset value                                                                       $   9.63
                                                                                             ========

Ending market value                                                                          $   9.63
                                                                                             ========

Total investment return based on market value                                                  (35.12)%


Ratios/Supplemental data

Ratio of expenses to average net assets:
  Before waiver                                                                                  0.13  (1)
  After waiver                                                                                   0.00  (1)
Ratio of net investments income to average net assets:
  Before waiver                                                                                  1.28  (1)
  After waiver                                                                                   1.41  (1)

Net assets, end of period (in thousands)                                                     $ 51,041


(1) Annualized

*   Amount is less than $.01